Note 5 - Environmental and Reclamation Activities - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Environmental and Reclamation Activities [Line Items]
Reclamation and closure costs	$ 126,286	$ 107,906	$ 109,302	$ 105,647
Minimum [Member]
Environmental and Reclamation Activities [Line Items]
Inflation Rate, Asset Retirement Obligation	1.80%
Minimum [Member] | Reclamation and Abandonment Costs [Member] | Measurement Input, Risk Free Interest Rate [Member]
Environmental and Reclamation Activities [Line Items]
Derivative liability, measurement input	0.0575
Minimum [Member] | Asset Retirement Obligation [Member] | Measurement Input, Risk Free Interest Rate [Member]
Environmental and Reclamation Activities [Line Items]
Derivative liability, measurement input	0.0275
Maximum [Member]
Environmental and Reclamation Activities [Line Items]
Inflation Rate, Asset Retirement Obligation	4.00%
Maximum [Member] | Reclamation and Abandonment Costs [Member] | Measurement Input, Risk Free Interest Rate [Member]
Environmental and Reclamation Activities [Line Items]
Derivative liability, measurement input	0.145
Maximum [Member] | Asset Retirement Obligation [Member] | Measurement Input, Risk Free Interest Rate [Member]
Environmental and Reclamation Activities [Line Items]
Derivative liability, measurement input	0.075